ACCOUNTS RECEIVABLE, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Beginning balance	$ 13,658,675	$ 4,854,638
Addition	106,595	8,929,110
Addition	(64,070)
Exchange rate effect	(212,767)	(125,073)
Ending balance	$ 13,488,433	$ 13,658,675